Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Brazil (1.4%)
*	NU Holdings Ltd. Class A	1,895,959	31,738
	Ambev SA	11,846,210	29,819
	B3 SA - Brasil Bolsa Balcao	11,119,900	28,310
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	1,520,721	18,021
			107,888
Canada (2.3%)
*	Shopify Inc. Class A (XTSE)	398,431	64,136
	Magna International Inc.	1,065,196	56,775
	Brookfield Corp.	604,803	27,754
	Stella-Jones Inc.	395,448	24,527
			173,192
China (3.1%)
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	942,100	49,538
	Tencent Holdings Ltd.	593,874	45,576
	Alibaba Group Holding Ltd.	1,966,779	36,112
	China Overseas Land & Investment Ltd.	22,171,000	35,014
*	PDD Holdings Inc. ADR	226,792	25,716
	ANTA Sports Products Ltd.	2,358,743	24,494
	Kweichow Moutai Co. Ltd. Class A	99,900	19,699
*	Li Auto Inc. Class A	90,858	767
			236,916
Denmark (0.3%)
	Novo Nordisk A/S Class B	502,955	25,509
Finland (0.5%)
	Nokia OYJ ADR	4,164,313	26,943
	Nokia OYJ	1,419,447	9,151
			36,094
France (2.9%)
	Rexel SA	1,206,319	47,315
	Sanofi SA	349,141	33,781
	Cie Generale des Etablissements Michelin SCA	1,017,313	33,720
	ArcelorMittal SA	705,205	32,383
	Hermes International SCA	10,171	25,253
	Edenred SE	924,689	20,441
	Nexans SA	126,002	18,522
[1]	Amundi SA	135,117	11,167
			222,582
Germany (2.2%)
	Daimler Truck Holding AG	1,311,896	56,822
	BASF SE	924,698	48,656
	Fresenius Medical Care AG	887,763	42,405
*	Auto1 Group SE	538,121	17,062
			164,945
Hong Kong (0.3%)
	Galaxy Entertainment Group Ltd.	5,385,825	26,556
India (0.5%)
[1]	Reliance Industries Ltd. GDR	507,405	35,528
Indonesia (0.1%)
	Bank Rakyat Indonesia Persero Tbk PT	52,445,000	11,486
Ireland (0.4%)
	Bank of Ireland Group plc	1,464,625	28,011

		Shares	Market Value ($000)
Israel (0.2%)
*	Wix.com Ltd.	130,627	13,571
Italy (1.4%)
	Ryanair Holdings plc ADR	935,366	67,524
	Enel SpA	3,170,221	32,962
[1]	Poste Italiane SpA	219,316	5,506
	Saipem SpA	15,300	43
			106,035
Japan (2.6%)
	Daikin Industries Ltd.	311,200	39,800
	Keyence Corp.	104,100	37,656
	TDK Corp.	1,822,800	25,788
	Disco Corp.	77,200	23,520
	Kokusai Electric Corp.	605,900	21,190
	Cosmos Pharmaceutical Corp.	357,700	18,113
	Nippon Paint Holdings Co. Ltd.	2,607,200	17,457
*	Rakuten Group Inc.	2,690,000	17,237
			200,761
Netherlands (5.4%)
	Prosus NV	1,985,653	122,950
	ASML Holding NV	82,690	89,100
*,1	Adyen NV	45,781	73,825
	ING Groep NV	1,581,630	44,457
	Randstad NV	933,998	35,459
*	Argenx SE ADR	28,476	23,947
	ASM International NV	28,937	17,518
			407,256
Other (0.9%)
[2,3]	Vanguard Growth ETF	142,675	69,605
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	VK IPJSC GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.4%)
*	Sea Ltd. ADR	213,399	27,223
South Korea (2.4%)
	Samsung Electronics Co. Ltd. (XKRX)	1,051,139	88,101
*	Coupang Inc.	2,439,015	57,537
	Shinhan Financial Group Co. Ltd.	619,705	32,999
			178,637
Sweden (0.6%)
*	Spotify Technology SA	38,650	22,444
	Epiroc AB Class B	1,009,955	20,319
			42,763
Switzerland (1.5%)
	UBS Group AG (Registered)	956,756	44,178
	Cie Financiere Richemont SA Class A (Registered)	172,071	37,107
	Julius Baer Group Ltd.	381,938	29,841
			111,126
Taiwan (3.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,184,000	156,517
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	341,170	103,678
			260,195
United Kingdom (4.2%)
[3]	CRH plc (SGMX)	503,732	62,594
	Reckitt Benckiser Group plc	518,336	41,943
	HSBC Holdings plc	2,609,487	41,063
	Shell plc	1,063,696	39,404
	J Sainsbury plc	8,382,374	36,725
	Games Workshop Group plc	126,765	32,250
[1]	Auto Trader Group plc	3,445,445	27,182
	Barclays plc	3,612,583	23,125

		Shares	Market Value ($000)
*	Flutter Entertainment plc	56,275	12,157
			316,443
United States (59.2%)
	NVIDIA Corp.	2,300,724	429,085
	Microsoft Corp.	645,518	312,185
*	Amazon.com Inc.	1,207,219	278,650
	Mastercard Inc. Class A	258,017	147,297
	Alphabet Inc. Class C	381,394	119,681
	Meta Platforms Inc. Class A	159,909	105,554
	Alphabet Inc. Class A	318,499	99,690
	Dollar General Corp.	678,099	90,031
	Broadcom Inc.	241,459	83,569
	Martin Marietta Materials Inc.	120,189	74,837
*	MercadoLibre Inc.	37,071	74,671
*	AppLovin Corp. Class A	104,151	70,179
*	DoorDash Inc. Class A	302,764	68,570
	Elevance Health Inc.	189,973	66,595
	Service Corp. International	842,174	65,664
	Royalty Pharma plc Class A	1,507,267	58,241
	Cognizant Technology Solutions Corp. Class A	685,788	56,920
	Baxter International Inc.	2,882,055	55,076
	Citigroup Inc.	469,990	54,843
	CVS Health Corp.	685,130	54,372
	Apple Inc.	193,932	52,722
*	Clean Harbors Inc.	220,896	51,796
	Eli Lilly & Co.	44,110	47,404
	Ensign Group Inc.	263,428	45,889
	Amdocs Ltd.	557,399	44,876
	FTAI Aviation Ltd.	220,483	43,402
	Capital One Financial Corp.	178,611	43,288
	MSCI Inc.	74,961	43,007
	Humana Inc.	161,056	41,251
*	Netflix Inc.	437,550	41,025
*	CBRE Group Inc. Class A	254,029	40,845
	Welltower Inc.	214,682	39,847
	Thermo Fisher Scientific Inc.	67,649	39,199
*	Samsara Inc. Class A	1,079,962	38,285
	SS&C Technologies Holdings Inc.	437,494	38,246
	Lear Corp.	330,318	37,854
	Tyson Foods Inc. Class A	644,900	37,804
*	Coherent Corp.	200,007	36,915
*	Markel Group Inc.	17,100	36,759
	Bristol-Myers Squibb Co.	677,613	36,550
*	First Solar Inc.	139,187	36,360
	HA Sustainable Infrastructure Capital Inc.	1,128,627	35,473
*	Airbnb Inc. Class A	258,643	35,103
*	CoStar Group Inc.	517,713	34,811
	Skyworks Solutions Inc.	543,632	34,472
	Global Payments Inc.	444,750	34,424
	Wells Fargo & Co.	362,613	33,796
	Moody's Corp.	66,113	33,774
*	Axon Enterprise Inc.	59,356	33,710
	S&P Global Inc.	63,583	33,228
*	Block Inc. (XNYS)	489,715	31,876
*	Uber Technologies Inc.	382,790	31,278
	Dow Inc.	1,297,574	30,337
	NOV Inc.	1,906,004	29,791
*	Vertex Pharmaceuticals Inc.	65,525	29,706
*	Medpace Holdings Inc.	50,781	28,521
	Advanced Drainage Systems Inc.	193,722	28,057
*	Alnylam Pharmaceuticals Inc.	70,207	27,918
	MetLife Inc.	353,311	27,890
	Texas Instruments Inc.	159,517	27,675
*	AutoZone Inc.	8,102	27,478
*	AeroVironment Inc.	112,917	27,314
	Salesforce Inc.	99,694	26,410
	Corebridge Financial Inc.	853,829	25,760
*	QXO Inc.	1,315,848	25,383
*	EPAM Systems Inc.	122,516	25,101

		Shares	Market Value ($000)
	Comfort Systems USA Inc.	25,747	24,029
*	Medline Inc. Class A	571,343	23,996
	Paycom Software Inc.	150,190	23,934
*	ON Semiconductor Corp.	441,522	23,908
	Walt Disney Co.	193,019	21,960
	Eaton Corp. plc	66,087	21,049
	Universal Health Services Inc. Class B	94,808	20,670
*	Datadog Inc. Class A	148,708	20,223
*	Nextpower Inc. Class A	231,411	20,158
*	Dutch Bros Inc. Class A	305,977	18,732
*	Unity Software Inc.	421,741	18,628
*	Natera Inc.	80,563	18,456
*	Champion Homes Inc.	216,075	18,258
*	Cloudflare Inc. Class A	92,024	18,143
	Arthur J Gallagher & Co.	69,190	17,906
*	Revolution Medicines Inc.	215,971	17,202
*	Trade Desk Inc. Class A	437,844	16,621
	PPG Industries Inc.	159,834	16,377
	PVH Corp.	230,975	15,480
*	HubSpot Inc.	37,597	15,088
*	Tesla Inc.	31,492	14,163
*	Coinbase Global Inc. Class A	58,715	13,278
	Brunswick Corp.	158,467	11,765
*	Shake Shack Inc. Class A	132,041	10,718
*	Floor & Decor Holdings Inc. Class A	163,422	9,951
*	Bloom Energy Corp. Class A	112,807	9,802
*	Enphase Energy Inc.	266,099	8,528
	WillScot Holdings Corp.	443,541	8,352
	Newell Brands Inc.	1,481,420	5,511
*,4	ABIOMED Inc. CVR	82,912	85
			4,481,291
Total Common Stocks (Cost $4,799,572)			7,283,613
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[5,6]	Vanguard Market Liquidity Fund, 3.780% (Cost $278,952)	2,789,614	278,961
Total Investments (99.9%) (Cost $5,078,524)			7,562,574
Other Assets and Liabilities—Net (0.1%)			6,101
Net Assets (100%)			7,568,675
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $153,208, representing 2.0% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,902.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $3,021 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	310	106,834	(207)
MSCI EAFE Index	March 2026	338	49,045	140
MSCI Emerging Markets Index	March 2026	330	23,288	457
				390

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	2	USD	1	—	—
Toronto-Dominion Bank	3/18/2026	CAD	2	USD	2	—	—
Standard Chartered Bank	3/18/2026	HKD	12	USD	2	—	—
Toronto-Dominion Bank	3/18/2026	JPY	563	USD	4	—	—
Toronto-Dominion Bank	3/18/2026	USD	10	CHF	8	—	—
Toronto-Dominion Bank	3/18/2026	USD	361	EUR	309	—	(3)
State Street Bank & Trust Co.	3/18/2026	USD	32	GBP	24	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	236	SEK	2,195	—	(3)
						—	(7)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,704,157	58,129	85	4,762,371
Common Stocks—Other	438,188	2,083,054	—	2,521,242
Temporary Cash Investments	278,961	—	—	278,961
Total	5,421,306	2,141,183	85	7,562,574
Derivative Financial Instruments
Assets
Futures Contracts[1]	597	—	—	597
Forward Currency Contracts	—	—	—	—
Total	597	—	—	597
Liabilities
Futures Contracts[1]	(207)	—	—	(207)
Forward Currency Contracts	—	(7)	—	(7)
Total	(207)	(7)	—	(214)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Growth ETF	4,558	139,410	75,083	884	(164)	76	—	69,605
Vanguard Market Liquidity Fund	232,133	NA1	NA1	21	(15)	2,529	—	278,961
Total	236,691	139,410	75,083	905	(179)	2,605	—	348,566
1	Not applicable—purchases and sales are for temporary cash investment purposes.